GOODWILL AND INTANGIBLES (Details 2) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015
Schedule Of Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross	$ 777.4	$ 745.9	$ 166.1
Finite-Lived Intangible Assets, Accumulated Amortization	(106.2)	(68.4)	(49.9)
Finite-Lived Intangible Assets, Net	671.2	677.5	116.2
Customers, customer contracts and relationships
Schedule Of Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross	672.3	641.0	152.9
Finite-Lived Intangible Assets, Accumulated Amortization	(88.8)	(64.0)	(48.2)
Finite-Lived Intangible Assets, Net	583.5	577.0	104.7
Trade Names
Schedule Of Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross	17.9	17.9	10.9
Finite-Lived Intangible Assets, Accumulated Amortization	(6.5)	0.0	0.0
Finite-Lived Intangible Assets, Net	11.4	17.9	10.9
Acquired Technology
Schedule Of Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross	84.9	84.7	0.0
Finite-Lived Intangible Assets, Accumulated Amortization	(9.1)	(2.7)	0.0
Finite-Lived Intangible Assets, Net	75.8	82.0	0.0
Other Intangible Assets
Schedule Of Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross	2.3	2.3	2.3
Finite-Lived Intangible Assets, Accumulated Amortization	(1.8)	(1.7)	(1.7)
Finite-Lived Intangible Assets, Net	$ 0.5	$ 0.6	$ 0.6